Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–87.25%
Advertising–0.80%
Fluent, Inc.(b)	40,550	$109,890
Marchex, Inc., Class B(b)	9,200	31,372
National CineMedia, Inc.	51,300	378,594
		519,856
Aerospace & Defense–0.16%
Astronics Corp.(b)	4,150	104,580
Agricultural & Farm Machinery–0.48%
AGCO Corp.	4,500	315,630
Airlines–0.94%
Copa Holdings S.A., Class A (Panama)	3,550	347,758
Delta Air Lines, Inc.	2,150	119,841
United Airlines Holdings, Inc.(b)	1,900	142,120
		609,719
Aluminum–0.07%
Alcoa Corp.(b)	3,150	43,943
Apparel Retail–0.23%
Cato Corp. (The), Class A	4,550	72,982
Tilly’s, Inc., Class A	8,850	75,225
		148,207
Apparel, Accessories & Luxury Goods–0.26%
Kontoor Brands, Inc.	3,100	118,234
Vera Bradley, Inc.(b)	5,500	52,690
		170,924
Application Software–1.32%
Cerence, Inc.(b)	5,850	124,898
Digital Turbine, Inc.(b)	68,150	425,256
Intelligent Systems Corp.(b)	7,250	307,762
		857,916
Asset Management & Custody Banks–0.75%
Brightsphere Investment Group, Inc.	7,050	64,930
Sculptor Capital Management, Inc.	11,950	274,133
Victory Capital Holdings, Inc., Class A	7,250	151,235
		490,298
Auto Parts & Equipment–0.86%
American Axle & Manufacturing Holdings, Inc.(b)	16,400	151,536
Dana, Inc.	2,900	44,689
Garrett Motion, Inc. (Switzerland)(b)	3,150	26,523
Shiloh Industries, Inc.(b)	11,900	40,341
Stoneridge, Inc.(b)	10,750	299,495
		562,584
Automobile Manufacturers–0.57%
Ford Motor Co.	31,600	278,712
Winnebago Industries, Inc.	1,650	90,354
		369,066
Shares		Value
Biotechnology–6.23%
Alexion Pharmaceuticals, Inc.(b)	2,600	$258,414
AMAG Pharmaceuticals, Inc.(b)	8,700	77,082
Aravive, Inc.(b)	9,700	97,000
Arcturus Therapeutics Holdings, Inc.(b)	6,100	62,830
Arena Pharmaceuticals, Inc.(b)	2,750	125,648
Arrowhead Pharmaceuticals, Inc.(b)	10,150	425,386
BioSpecifics Technologies Corp.(b)	2,300	135,884
CareDx, Inc.(b)	13,200	318,912
Catalyst Pharmaceuticals, Inc.(b)	11,000	45,210
ChemoCentryx, Inc.(b)	5,250	222,705
Coherus Biosciences, Inc.(b)	14,600	263,384
Eagle Pharmaceuticals, Inc.(b)	4,900	263,718
Enanta Pharmaceuticals, Inc.(b)	9,000	463,860
Incyte Corp.(b)	600	43,842
Ironwood Pharmaceuticals, Inc.(b)	17,200	207,776
KalVista Pharmaceuticals, Inc.(b)	7,400	113,220
Molecular Templates, Inc.(b)	6,400	95,616
Myriad Genetics, Inc.(b)	1,600	44,240
Neoleukin Therapeutics, Inc.(b)	17,600	217,536
Pfenex, Inc.(b)	26,050	279,256
Vanda Pharmaceuticals, Inc.(b)	7,800	99,450
Veracyte, Inc.(b)	7,550	198,187
		4,059,156
Broadcasting–0.47%
TEGNA, Inc.	18,150	306,735
Building Products–1.29%
Builders FirstSource, Inc.(b)	33,900	840,550
Cable & Satellite–0.44%
Altice USA, Inc., Class A(b)	8,150	222,984
MSG Networks, Inc., Class A(b)	4,100	62,361
		285,345
Casinos & Gaming–0.83%
Everi Holdings, Inc.(b)	43,250	540,625
Coal & Consumable Fuels–0.95%
Arch Coal, Inc., Class A	2,750	141,707
CONSOL Energy, Inc.(b)	6,550	53,252
Hallador Energy Co.	32,200	53,452
NACCO Industries, Inc., Class A	5,850	275,769
Peabody Energy Corp.	13,900	93,964
		618,144
Commercial Printing–0.21%
Ennis, Inc.	6,450	134,547
Commodity Chemicals–0.48%
Methanex Corp. (Canada)	4,350	141,158
Tronox Holdings PLC, Class A	20,450	173,007
		314,165
Communications Equipment–1.38%
Ciena Corp.(b)	5,900	239,953
Comtech Telecommunications Corp.	15,250	440,877

See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Communications Equipment–(continued)
Digi International, Inc.(b)	5,850	$92,401
PC-Tel, Inc.(b)	15,900	127,995
		901,226
Computer & Electronics Retail–1.40%
Best Buy Co., Inc.	650	55,049
Rent-A-Center, Inc.	29,350	854,965
		910,014
Construction & Engineering–1.86%
Great Lakes Dredge & Dock Corp.(b)	55,650	582,655
MasTec, Inc.(b)	9,700	560,175
Orion Group Holdings, Inc.(b)	15,800	68,256
		1,211,086
Construction Machinery & Heavy Trucks–0.92%
Commercial Vehicle Group, Inc.(b)	21,100	105,289
Meritor, Inc.(b)	20,200	442,582
REV Group, Inc.	5,400	54,000
		601,871
Consumer Electronics–0.21%
Universal Electronics, Inc.(b)	2,750	136,208
Consumer Finance–2.25%
Curo Group Holdings Corp.	27,150	282,631
Enova International, Inc.(b)	2,700	67,662
Navient Corp.	58,250	837,635
Nelnet, Inc., Class A	1,600	91,616
OneMain Holdings, Inc.	4,450	188,547
		1,468,091
Data Processing & Outsourced Services–1.74%
Cardtronics PLC, Class A(b)	19,500	877,500
Paysign, Inc.(b)	24,500	214,130
Western Union Co. (The)	1,500	40,350
		1,131,980
Department Stores–0.07%
Dillard’s, Inc., Class A	800	48,576
Distributors–0.20%
Funko, Inc., Class A(b)	8,900	133,767
Diversified Banks–0.18%
JPMorgan Chase & Co.	900	119,124
Diversified Metals & Mining–0.39%
Teck Resources Ltd., Class B (Canada)	19,650	253,682
Education Services–0.64%
K12, Inc.(b)	23,650	381,711
Perdoceo Education Corp.(b)	1,850	32,893
		414,604
Electric Utilities–0.91%
Edison International	6,100	466,955
Genie Energy Ltd., Class B	17,700	127,971
		594,926
Electrical Components & Equipment–0.52%
Atkore International Group, Inc.(b)	5,250	208,425
Shares		Value
Electrical Components & Equipment–(continued)
GrafTech International Ltd.	12,450	$133,589
		342,014
Electronic Components–0.14%
Bel Fuse, Inc., Class B	5,450	94,394
Electronic Equipment & Instruments–0.65%
Coda Octopus Group, Inc.(b)	6,850	43,087
Napco Security Technologies, Inc.(b)	3,150	92,610
Zebra Technologies Corp., Class A(b)	1,200	286,824
		422,521
Electronic Manufacturing Services–0.26%
Jabil, Inc.	4,350	169,172
Environmental & Facilities Services–0.17%
CECO Environmental Corp.(b)	14,650	111,340
Fertilizers & Agricultural Chemicals–0.71%
CF Industries Holdings, Inc.	11,450	461,206
Food Retail–0.12%
Natural Grocers by Vitamin Cottage, Inc.	8,400	76,020
Footwear–1.81%
Crocs, Inc.(b)	11,800	447,338
Deckers Outdoor Corp.(b)	2,500	477,275
Rocky Brands, Inc.	5,050	137,057
Skechers U.S.A., Inc., Class A(b)	3,100	115,909
		1,177,579
General Merchandise Stores–0.71%
Target Corp.	4,200	465,108
Gold–0.17%
Coeur Mining, Inc.(b)	14,650	88,340
Kirkland Lake Gold Ltd. (Canada)	600	24,678
		113,018
Health Care Distributors–0.54%
McKesson Corp.	2,450	349,395
Health Care Equipment–1.95%
FONAR Corp.(b)	4,350	91,829
iRadimed Corp.(b)	8,500	216,750
Mesa Laboratories, Inc.	450	118,098
Novocure Ltd.(b)	8,600	700,556
Zynex, Inc.(b)	14,850	142,708
		1,269,941
Health Care Facilities–1.48%
Community Health Systems, Inc.(b)	51,500	220,935
Joint Corp. (The)(b)	7,700	128,590
Tenet Healthcare Corp.(b)	19,450	615,398
		964,923
Health Care REITs–0.27%
CareTrust REIT, Inc.	5,000	110,900
New Senior Investment Group, Inc.	8,400	64,008
		174,908
Health Care Services–1.14%
Amedisys, Inc.(b)	1,250	220,612
Cross Country Healthcare, Inc.(b)	8,600	85,140
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Health Care Services–(continued)
Fulgent Genetics, Inc.(b)	27,450	$367,281
Psychemedics Corp.	7,650	72,675
		745,708
Health Care Supplies–0.73%
BioLife Solutions, Inc.(b)	5,300	73,087
STAAR Surgical Co.(b)	12,050	405,362
		478,449
Health Care Technology–0.46%
Icad, Inc.(b)	13,100	111,088
Simulations Plus, Inc.	5,800	188,964
		300,052
Home Furnishings–0.22%
Purple Innovation, Inc.(b)	11,350	142,670
Homebuilding–0.57%
Installed Building Products, Inc.(b)	5,000	370,650
Homefurnishing Retail–0.47%
Aaron’s, Inc.	2,450	145,432
Bed Bath & Beyond, Inc.	7,800	111,150
RH(b)	250	52,188
		308,770
Hotel & Resort REITs–0.24%
Braemar Hotels & Resorts, Inc.	19,450	155,211
Hotels, Resorts & Cruise Lines–0.33%
Wyndham Destinations, Inc.	4,500	218,385
Household Appliances–0.10%
Whirlpool Corp.	450	65,777
Housewares & Specialties–0.12%
Newell Brands, Inc.	4,000	78,120
Human Resource & Employment Services–0.10%
Barrett Business Services, Inc.	750	62,123
Industrial Conglomerates–0.66%
Carlisle Cos., Inc.	650	101,550
General Electric Co.	26,450	329,302
		430,852
Industrial Machinery–0.22%
LB Foster Co., Class A(b)	8,600	145,856
Industrial REITs–1.83%
Industrial Logistics Properties Trust	15,150	346,783
Innovative Industrial Properties, Inc.	8,250	738,375
Plymouth Industrial REIT, Inc.	5,700	104,994
		1,190,152
Insurance Brokers–0.16%
eHealth, Inc.(b)	1,000	105,160
Integrated Telecommunication Services–0.20%
IDT Corp., Class B(b)	17,150	129,654
Interactive Home Entertainment–0.63%
Glu Mobile, Inc.(b)	45,150	266,385
Shares		Value
Interactive Home Entertainment–(continued)
Zynga, Inc., Class A(b)	24,500	$147,490
		413,875
Interactive Media & Services–1.73%
DHI Group, Inc.(b)	42,050	117,740
EverQuote, Inc., Class A(b)	6,850	251,326
Meet Group, Inc. (The)(b)	72,000	383,760
Snap, Inc., Class A(b)	5,450	100,171
Travelzoo(b)	10,550	107,083
TripAdvisor, Inc.	6,100	166,652
		1,126,732
Internet & Direct Marketing Retail–2.26%
1-800-Flowers.com, Inc., Class A(b)	17,200	261,268
Booking Holdings, Inc.(b)	20	36,611
eBay, Inc.	19,700	661,132
Etsy, Inc.(b)	4,000	195,240
Expedia Group, Inc.	1,100	119,295
Stamps.com, Inc.(b)	2,700	201,123
		1,474,669
IT Consulting & Other Services–0.57%
Unisys Corp.(b)	38,450	373,350
Leisure Facilities–0.75%
SeaWorld Entertainment, Inc.(b)	14,200	489,332
Leisure Products–0.05%
MasterCraft Boat Holdings, Inc.(b)	1,850	32,505
Life & Health Insurance–0.74%
Brighthouse Financial, Inc.(b)	12,350	480,415
Life Sciences Tools & Services–1.40%
Champions Oncology, Inc.(b)	12,950	98,290
Medpace Holdings, Inc.(b)	9,500	812,725
		911,015
Metal & Glass Containers–0.24%
Berry Global Group, Inc.(b)	3,700	157,324
Motorcycle Manufacturers–0.28%
Harley-Davidson, Inc.	5,500	183,700
Office Services & Supplies–0.04%
Pitney Bowes, Inc.	6,850	25,619
Oil & Gas Equipment & Services–0.65%
DMC Global, Inc.	8,900	372,287
ION Geophysical Corp.(b)	5,350	30,656
KLX Energy Services Holdings, Inc.(b)	4,950	19,998
		422,941
Oil & Gas Exploration & Production–1.03%
Bonanza Creek Energy, Inc.(b)	5,050	91,859
California Resources Corp.(b)	21,900	160,746
Evolution Petroleum Corp.	30,950	155,988
W&T Offshore, Inc.(b)	54,550	225,837
Whiting Petroleum Corp.(b)	8,800	39,952
		674,382
Oil & Gas Refining & Marketing–0.44%
Adams Resources & Energy, Inc.	2,800	99,008
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Oil & Gas Refining & Marketing–(continued)
World Fuel Services Corp.	4,750	$185,820
		284,828
Oil & Gas Storage & Transportation–1.36%
Ardmore Shipping Corp. (Ireland)(b)	5,500	33,825
Dorian LPG Ltd.(b)	22,100	289,952
Nordic American Tankers Ltd.	79,800	269,724
Teekay Tankers Ltd., Class A (Bermuda)(b)	18,150	295,663
		889,164
Packaged Foods & Meats–0.43%
Freshpet, Inc.(b)	3,200	201,216
TreeHouse Foods, Inc.(b)	1,850	82,510
		283,726
Paper Products–0.27%
Domtar Corp.	5,100	177,582
Personal Products–0.10%
Coty, Inc., Class A	6,650	68,229
Pharmaceuticals–3.49%
Arvinas, Inc.(b)	1,700	82,382
Cerecor, Inc.(b)	25,900	102,305
Chiasma, Inc.(b)	28,700	135,464
Corcept Therapeutics, Inc.(b)	22,200	281,274
Endo International PLC(b)	24,250	137,498
Harrow Health, Inc.(b)	11,650	67,803
Horizon Therapeutics PLC(b)	5,450	187,970
Innoviva, Inc.(b)	48,450	668,852
Lannett Co., Inc.(b)	33,450	272,283
Pacira BioSciences, Inc.(b)	6,800	293,896
SIGA Technologies, Inc.(b)	9,200	47,380
		2,277,107
Property & Casualty Insurance–0.12%
Hallmark Financial Services, Inc.(b)	4,400	75,680
Real Estate Development–0.16%
Maui Land & Pineapple Co., Inc.(b)	10,150	106,068
Real Estate Services–0.42%
Altisource Portfolio Solutions S.A.(b)	7,850	146,010
Newmark Group, Inc., Class A	11,100	130,647
		276,657
Regional Banks–5.27%
ACNB Corp.	3,100	99,355
Bancorp, Inc. (The)(b)	9,250	109,427
Bank of Commerce Holdings	3,500	37,450
Bank of Marin Bancorp	1,100	48,466
C&F Financial Corp.	1,500	75,075
Customers Bancorp, Inc.(b)	16,800	359,184
First Business Financial Services, Inc.	3,300	83,094
First Financial Northwest, Inc.	5,850	85,586
First Internet Bancorp	1,100	29,161
Hawthorn Bancshares, Inc.	1,768	40,222
Hilltop Holdings, Inc.	34,550	782,212
Investors Bancorp, Inc.	7,000	84,595
MVB Financial Corp.	1,650	32,967
OFG Bancorp (Puerto Rico)	37,250	734,197
Shares		Value
Regional Banks–(continued)
Popular, Inc. (Puerto Rico)	14,900	$833,804
		3,434,795
Research & Consulting Services–0.05%
Nielsen Holdings PLC	1,750	35,700
Residential REITs–0.62%
Bluerock Residential Growth REIT, Inc.	10,700	123,478
BRT Apartments Corp.	12,100	208,483
Clipper Realty, Inc.	6,800	72,488
		404,449
Restaurants–0.72%
Brinker International, Inc.	5,300	226,257
Denny’s Corp.(b)	1,450	29,682
Dine Brands Global, Inc.	2,500	213,125
		469,064
Semiconductor Equipment–1.36%
Applied Materials, Inc.	2,950	171,071
Lam Research Corp.	1,950	581,509
Teradyne, Inc.	2,000	131,980
		884,560
Semiconductors–3.48%
Cirrus Logic, Inc.(b)	1,100	84,491
Inphi Corp.(b)	3,700	281,052
Lattice Semiconductor Corp.(b)	40,900	760,740
Qorvo, Inc.(b)	3,150	333,459
QUALCOMM, Inc.	4,550	388,160
SMART Global Holdings, Inc.(b)	4,100	123,656
Synaptics, Inc.(b)	4,500	300,105
		2,271,663
Soft Drinks–0.85%
Coca-Cola Consolidated, Inc.	2,050	555,160
Specialized Consumer Services–0.23%
Collectors Universe, Inc.	6,100	149,816
Specialized REITs–1.17%
CoreCivic, Inc.	15,550	248,022
Lamar Advertising Co., Class A	350	32,484
Outfront Media, Inc.	11,300	336,062
Safehold, Inc.	2,100	94,416
SBA Communications Corp., Class A	200	49,912
		760,896
Specialty Stores–1.09%
Barnes & Noble Education, Inc.(b)	28,650	98,556
Dick’s Sporting Goods, Inc.	7,350	325,090
Hibbett Sports, Inc.(b)	11,500	284,970
		708,616
Steel–1.47%
Reliance Steel & Aluminum Co.	1,700	195,160
Ryerson Holding Corp.(b)	9,100	93,275
Warrior Met Coal, Inc.	35,450	668,587
		957,022
Systems Software–0.98%
GlobalSCAPE, Inc.	19,250	222,145
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Systems Software–(continued)
NortonLifeLock, Inc.	14,600	$414,932
		637,077
Technology Hardware, Storage & Peripherals–1.92%
Avid Technology, Inc.(b)	22,200	186,591
Diebold Nixdorf, Inc.(b)	54,050	622,115
Hewlett Packard Enterprise Co.	10,000	139,300
Western Digital Corp.	4,650	304,575
		1,252,581
Thrifts & Mortgage Finance–1.91%
Federal Agricultural Mortgage Corp., Class C	1,900	144,970
FS Bancorp, Inc.	2,050	112,176
Meta Financial Group, Inc.	3,200	119,104
New York Community Bancorp, Inc.	42,300	467,838
PennyMac Financial Services, Inc.	9,300	313,596
Severn Bancorp, Inc.	6,200	51,150
Sterling Bancorp, Inc.	4,950	36,283
		1,245,117
Tobacco–0.19%
Turning Point Brands, Inc.	5,350	122,194
Trading Companies & Distributors–2.14%
Foundation Building Materials, Inc.(b)	14,150	252,294
General Finance Corp.(b)	13,600	131,512
Shares		Value
Trading Companies & Distributors–(continued)
GMS, Inc.(b)	12,400	$331,328
Herc Holdings, Inc.(b)	10,150	407,218
Titan Machinery, Inc.(b)	2,800	34,188
Transcat, Inc.(b)	3,050	93,330
United Rentals, Inc.(b)	650	88,199
Veritiv Corp.(b)	4,000	56,320
		1,394,389
Trucking–0.10%
Avis Budget Group, Inc.(b)	1,900	62,320
Total Common Stocks & Other Equity Interests (Cost $54,893,571)		56,886,592
Money Market Funds–7.93%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)	1,808,778	1,808,778
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)	1,290,455	1,290,971
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)	2,067,175	2,067,175
Total Money Market Funds (Cost $5,166,727)		5,166,924
TOTAL INVESTMENTS IN SECURITIES–95.18% (Cost $60,060,298)		62,053,516
OTHER ASSETS LESS LIABILITIES—4.82%		3,143,490
NET ASSETS–100.00%		$65,197,006
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(1)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value(2)(3)	Unrealized Appreciation(2)(3)	Net Value of Reference Entities
Equity Risk
Equity Securities — Short	Morgan Stanley & Co. LLC	04/28/2021	Federal Funds Floating Rate	Monthly	$(60,285,144)	$—	$3,177,032	$3,177,032	$(57,088,130)

(1)	The Fund receives or pays the total return on the short positions underlying the total return swap and pays or receives a specific Federal Fund floating rate.
(2)	Amount includes $(19,982) of dividends payable and financing fees related to the reference entities.
(3)	Swap agreements are collateralized by $50,398 cash held with Morgan Stanley & Co. LLC, the Counterparty.
The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of January 31, 2020.
	Shares	Value	Percentage of Reference Entities
Equity Securities - Short
Advertising
Boston Omaha Corp., Class A	(6,100)	$ (123,098)	0.21
comScore, Inc.	(24,750)	(97,763)	0.22
		(220,861)
	Shares	Value	Percentage of Reference Entities
Aerospace & Defense
AeroVironment, Inc.	(3,250)	$ (216,483)	0.37
Axon Enterprise, Inc.	(3,100)	(238,111)	0.41
Boeing Co. (The)	(2,760)	(878,425)	1.42
BWX Technologies, Inc.	(2,300)	(146,257)	0.25

See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Aerospace & Defense—(continued)
Maxar Technologies, Inc.	(6,400)	$ (102,144)	0.22
		(1,581,420)
Agricultural & Farm Machinery
Lindsay Corp.	(1,350)	(135,041)	0.23
Agricultural Products
Archer-Daniels-Midland Co.	(3,150)	(140,994)	0.23
Airlines
American Airlines Group, Inc.	(19,750)	(530,090)	0.90
Spirit Airlines, Inc.	(5,800)	(238,206)	0.41
		(768,296)
Alternative Carriers
Vonage Holdings Corp.	(6,150)	(54,551)	0.09
Aluminum
Century Aluminum Co.	(60,550)	(320,310)	0.67
Apparel Retail
Chicos FAS, Inc.	(31,950)	(124,285)	0.23
Express, Inc.	(35,000)	(140,350)	0.29
Guess?, Inc.	(11,600)	(246,964)	0.44
Urban Outfitters, Inc.	(7,100)	(181,760)	0.31
		(693,359)
Apparel, Accessories & Luxury Goods
Canada Goose Holdings, Inc.	(15,900)	(477,000)	0.92
Gildan Activewear, Inc.	(2,550)	(70,686)	0.13
		(547,686)
Application Software
2U, Inc.	(14,000)	(277,340)	0.50
Asure Software, Inc.	(8,550)	(72,076)	0.13
Benefitfocus, Inc.	(8,950)	(165,575)	0.29
Digimarc Corp.	(3,100)	(97,061)	0.18
GTY Technology Holdings, Inc.	(14,250)	(89,205)	0.14
Nutanix, Inc., Class A	(25,350)	(823,114)	1.53
Park City Group, Inc.	(6,200)	(29,512)	0.05
Pluralsight, Inc., Class A	(3,150)	(61,079)	0.10
SharpSpring, Inc.	(5,300)	(65,508)	0.10
Splunk, Inc.	(450)	(69,867)	0.12
Veritone, Inc.	(31,300)	(70,112)	0.12
VirnetX Holding Corp.	(45,350)	(172,330)	0.28
		(1,992,779)
Asset Management & Custody Banks
WisdomTree Investments, Inc.	(13,400)	(56,414)	0.09
Auto Parts & Equipment
Dorman Products, Inc.	(1,350)	(94,230)	0.17
Fox Factory Holding Corp.	(400)	(26,328)	0.05
	Shares	Value	Percentage of Reference Entities
Auto Parts & Equipment—(continued)
Horizon Global Corp.	(9,900)	$ (33,363)	0.06
Motorcar Parts of America, Inc.	(4,300)	(85,398)	0.16
Veoneer, Inc.	(4,250)	(55,378)	0.09
		(294,697)
Automobile Manufacturers
Tesla, Inc.	(1,320)	(858,752)	1.25
Automotive Retail
Carvana Co.	(10,750)	(851,937)	1.49
Monro, Inc.	(600)	(37,620)	0.07
TravelCenters of America LLC	(1,550)	(26,102)	0.05
		(915,659)
Biotechnology
Adamas Pharmaceuticals, Inc.	(17,850)	(91,749)	0.17
ADMA Biologics, Inc.	(26,200)	(103,752)	0.20
Aimmune Therapeutics, Inc.	(1,050)	(32,603)	0.06
Alnylam Pharmaceuticals, Inc.	(3,750)	(430,462)	0.72
Bluebird Bio, Inc.	(1,150)	(91,643)	0.18
Clovis Oncology, Inc.	(4,200)	(34,818)	0.06
Dynavax Technologies Corp.	(49,400)	(249,470)	0.47
Flexion Therapeutics, Inc.	(14,350)	(251,412)	0.44
G1 Therapeutics, Inc.	(3,150)	(60,984)	0.13
Immunomedics, Inc.	(19,400)	(360,258)	0.61
Invitae Corp.	(4,850)	(90,453)	0.15
Karyopharm Therapeutics, Inc.	(8,200)	(132,430)	0.23
Kindred Biosciences, Inc.	(6,650)	(58,055)	0.11
La Jolla Pharmaceutical Co.	(17,350)	(118,847)	0.22
PolarityTE, Inc.	(34,550)	(107,105)	0.21
Portola Pharmaceuticals, Inc.	(8,600)	(109,994)	0.20
Precigen, Inc.	(8,850)	(41,153)	0.09
Sage Therapeutics, Inc.	(1,200)	(79,536)	0.14
Sarepta Therapeutics, Inc.	(5,250)	(608,790)	1.03
Solid Biosciences, Inc.	(28,500)	(95,475)	0.16
Sorrento Therapeutics, Inc.	(26,350)	(100,920)	0.18
Tyme Technologies, Inc.	(54,100)	(75,740)	0.16
Ultragenyx Pharmaceutical, Inc.	(4,000)	(210,200)	0.39
UroGen Pharma Ltd.	(3,950)	(116,169)	0.20
		(3,652,018)
Building Products
Caesarstone Ltd.	(16,600)	(217,128)	0.42
Insteel Industries, Inc.	(2,950)	(65,991)	0.12
Lennox International, Inc.	(550)	(128,139)	0.23
		(411,258)
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Casinos & Gaming
Century Casinos, Inc.	(9,750)	$ (81,218)	0.13
Golden Entertainment, Inc.	(5,900)	(101,244)	0.18
Red Rock Resorts, Inc., Class A	(4,650)	(113,971)	0.18
Scientific Games Corp.	(6,500)	(161,460)	0.28
		(457,893)
Coal & Consumable Fuels
Contura Energy, Inc.	(12,450)	(72,086)	0.14
Commodity Chemicals
Loop Industries, Inc.	(4,350)	(43,761)	0.07
Trecora Resources	(7,750)	(52,468)	0.09
		(96,229)
Communications Equipment
Applied Optoelectronics, Inc.	(12,600)	(142,380)	0.30
EMCORE Corp.	(7,400)	(24,938)	0.04
Infinera Corp.	(54,850)	(404,244)	0.73
Plantronics, Inc.	(2,300)	(66,056)	0.12
ViaSat, Inc.	(2,200)	(140,030)	0.26
		(777,648)
Construction & Engineering
Ameresco, Inc., Class A	(5,850)	(112,262)	0.19
Argan, Inc.	(11,750)	(494,792)	0.82
Granite Construction, Inc.	(6,900)	(187,197)	0.30
		(794,251)
Construction Machinery & Heavy Trucks
Greenbrier Cos., Inc. (The)	(7,100)	(171,039)	0.31
Trinity Industries, Inc.	(11,500)	(233,795)	0.39
Twin Disc, Inc.	(7,350)	(71,662)	0.12
		(476,496)
Construction Materials
Forterra, Inc.	(2,000)	(25,900)	0.05
US Concrete, Inc.	(5,350)	(190,407)	0.34
		(216,307)
Consumer Electronics
ZAGG, Inc.	(19,100)	(144,396)	0.26
Consumer Finance
Green Dot Corp., Class A	(7,000)	(210,560)	0.33
Data Processing & Outsourced Services
Conduent, Inc.	(7,050)	(30,174)	0.06
Diversified Banks
Bank of NT Butterfield & Son Ltd. (The)	(23,550)	(782,331)	1.38
	Shares	Value	Percentage of Reference Entities
Diversified Support Services
Healthcare Services Group, Inc.	(6,200)	$ (158,720)	0.28
Ritchie Bros. Auctioneers, Inc.	(2,550)	(107,661)	0.18
		(266,381)
Electrical Components & Equipment
American Superconductor Corp.	(25,250)	(158,570)	0.32
Sunrun, Inc.	(33,100)	(563,693)	0.93
Vivint Solar, Inc.	(26,400)	(215,424)	0.39
		(937,687)
Electronic Components
Akoustis Technologies, Inc.	(20,650)	(151,777)	0.28
Corning, Inc.	(3,150)	(84,074)	0.15
		(235,851)
Electronic Equipment & Instruments
Coherent, Inc.	(2,000)	(282,860)	0.56
Iteris, Inc.	(19,800)	(100,188)	0.18
Novanta, Inc.	(1,150)	(104,340)	0.18
PAR Technology Corp.	(10,650)	(362,419)	0.55
		(849,807)
Electronic Manufacturing Services
IPG Photonics Corp.	(4,150)	(529,830)	1.01
Environmental & Facilities Services
Team, Inc.	(18,400)	(250,240)	0.47
Financial Exchanges & Data
CME Group, Inc.	(3,300)	(716,463)	1.13
Food Distributors
Andersons, Inc. (The)	(7,550)	(170,781)	0.30
Food Retail
Kroger Co. (The)	(3,650)	(98,039)	0.17
Gas Utilities
New Jersey Resources Corp.	(850)	(35,122)	0.06
General Merchandise Stores
Big Lots, Inc.	(7,200)	(194,832)	0.32
Gold
Agnico Eagle Mines Ltd.	(5,350)	(330,737)	0.54
Health Care Equipment
ABIOMED, Inc.	(200)	(37,258)	0.06
AxoGen, Inc.	(25,500)	(315,180)	0.55
Becton, Dickinson and Co.	(200)	(55,036)	0.09
Cantel Medical Corp.	(3,050)	(198,433)	0.34
CryoPort, Inc.	(5,000)	(89,550)	0.16
Inogen, Inc.	(3,900)	(172,653)	0.31
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Health Care Equipment—(continued)
Insulet Corp.	(1,750)	$ (339,570)	0.56
IntriCon Corp.	(5,800)	(98,774)	0.19
Invacare Corp.	(4,650)	(35,759)	0.07
LivaNova PLC	(1,050)	(71,368)	0.13
Misonix, Inc.	(3,000)	(50,070)	0.10
Nevro Corp.	(3,350)	(445,248)	0.69
NuVasive, Inc.	(2,000)	(154,240)	0.26
Oxford Immunotec Global PLC	(16,650)	(257,742)	0.47
Penumbra, Inc.	(2,950)	(517,607)	0.83
Pulse Biosciences, Inc.	(9,550)	(133,700)	0.23
SeaSpine Holdings Corp.	(4,750)	(70,110)	0.13
Vapotherm, Inc.	(4,950)	(51,728)	0.10
ViewRay, Inc.	(66,050)	(206,076)	0.34
		(3,300,102)
Health Care REITs
Diversified Healthcare Trust	(17,900)	(138,188)	0.24
Health Care Services
Enzo Biochem, Inc.	(18,050)	(45,306)	0.08
Health Care Supplies
Chembio Diagnostics, Inc.	(14,400)	(59,184)	0.09
ICU Medical, Inc.	(450)	(82,112)	0.15
Merit Medical Systems, Inc.	(9,050)	(329,601)	0.54
OrthoPediatrics Corp.	(5,950)	(273,283)	0.47
RTI Surgical Holdings, Inc.	(6,850)	(28,496)	0.05
Senseonics Holdings, Inc.	(71,100)	(58,153)	0.11
Sientra, Inc.	(21,750)	(131,805)	0.26
		(962,634)
Heavy Electrical Equipment
TPI Composites, Inc.	(9,250)	(191,938)	0.32
Home Furnishings
Lovesac Co. (The)	(16,700)	(189,545)	0.36
Mohawk Industries, Inc.	(2,950)	(388,456)	0.69
		(578,001)
Home Improvement Retail
Floor & Decor Holdings, Inc., Class A	(8,700)	(428,997)	0.71
Lumber Liquidators Holdings, Inc.	(17,700)	(134,697)	0.24
Tile Shop Holdings, Inc.	(32,150)	(59,477)	0.10
		(623,171)
Homebuilding
LGI Homes, Inc.	(1,300)	(103,662)	0.18
New Home Co., Inc. (The)	(11,100)	(57,942)	0.09
		(161,604)
	Shares	Value	Percentage of Reference Entities
Homefurnishing Retail
At Home Group, Inc.	(40,750)	$ (230,645)	0.41
Hotel & Resort REITs
Hersha Hospitality Trust	(19,550)	(253,564)	0.45
Park Hotels & Resorts, Inc.	(1,300)	(28,522)	0.05
Pebblebrook Hotel Trust	(3,700)	(87,764)	0.15
		(369,850)
Hotels, Resorts & Cruise Lines
Marriott Vacations Worldwide Corp.	(2,900)	(348,696)	0.60
Human Resource & Employment Services
Insperity, Inc.	(1,000)	(87,370)	0.15
Hypermarkets & Super Centers
PriceSmart, Inc.	(1,700)	(104,142)	0.18
Industrial Machinery
Briggs & Stratton Corp.	(23,450)	(86,061)	0.23
ExOne Co. (The)	(11,850)	(82,832)	0.14
LiqTech International, Inc.	(5,550)	(36,075)	0.07
NN, Inc.	(28,100)	(242,503)	0.42
Proto Labs, Inc.	(1,050)	(108,675)	0.19
Welbilt, Inc.	(13,450)	(202,960)	0.34
		(759,106)
Insurance Brokers
Goosehead Insurance, Inc., Class A	(1,950)	(101,751)	0.15
Integrated Oil & Gas
Exxon Mobil Corp.	(2,950)	(183,254)	0.33
Interactive Media & Services
Zillow Group, Inc., Class C	(18,400)	(850,264)	1.47
Internet & Direct Marketing Retail
Duluth Holdings, Inc., Class B	(21,300)	(179,985)	0.32
GrubHub, Inc.	(10,400)	(563,160)	0.97
Liquidity Services, Inc.	(14,300)	(76,076)	0.14
Wayfair, Inc., Class A	(7,100)	(665,270)	1.29
		(1,484,491)
Internet Services & Infrastructure
MongoDB, Inc.	(450)	(73,760)	0.11
Switch, Inc., Class A	(8,100)	(129,600)	0.22
Twilio, Inc.	(1,000)	(124,340)	0.20
		(327,700)
Investment Banking & Brokerage
GAIN Capital Holdings, Inc.	(26,700)	(104,397)	0.18
Greenhill & Co., Inc.	(13,600)	(212,976)	0.40
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Investment Banking & Brokerage—(continued)
Interactive Brokers Group, Inc., Class A	(4,300)	$ (202,100)	0.35
		(519,473)
IT Consulting & Other Services
LiveRamp Holdings, Inc.	(1,400)	(56,336)	0.10
Leisure Products
Brunswick Corp.	(7,850)	(493,372)	0.78
Vista Outdoor, Inc.	(20,950)	(155,659)	0.26
		(649,031)
Life & Health Insurance
CNO Financial Group, Inc.	(5,350)	(94,106)	0.16
Trupanion, Inc.	(10,400)	(331,968)	0.57
		(426,074)
Life Sciences Tools & Services
ChromaDex Corp.	(27,150)	(119,732)	0.19
Illumina, Inc.	(2,560)	(742,579)	1.41
		(862,311)
Marine
Genco Shipping & Trading Ltd.	(3,350)	(26,365)	0.05
Metal & Glass Containers
O-I Glass, Inc.	(6,750)	(85,185)	0.14
Movies & Entertainment
AMC Entertainment Holdings, Inc., Class A	(67,900)	(442,708)	0.79
Gaia, Inc.	(12,450)	(105,327)	0.17
Lions Gate Entertainment Corp., Class A	(9,050)	(89,867)	0.16
Netflix, Inc.	(740)	(255,367)	0.40
Roku, Inc.	(1,450)	(175,377)	0.31
Walt Disney Co. (The)	(900)	(124,479)	0.21
World Wrestling Entertainment, Inc., Class A	(10,650)	(520,572)	1.11
		(1,713,697)
Multi-Utilities
Algonquin Power & Utilities Corp.	(5,200)	(79,612)	0.13
Dominion Energy, Inc.	(4,500)	(385,875)	0.62
		(465,487)
Oil & Gas Drilling
Pacific Drilling S.A.	(25,150)	(46,276)	0.10
Oil & Gas Equipment & Services
Gulf Island Fabrication, Inc.	(5,350)	(27,285)	0.05
	Shares	Value	Percentage of Reference Entities
Oil & Gas Equipment & Services—(continued)
Natural Gas Services Group, Inc.	(3,850)	$ (40,502)	0.07
		(67,787)
Oil & Gas Exploration & Production
Centennial Resource Development, Inc., Class A	(18,650)	(60,799)	0.13
Concho Resources, Inc.	(850)	(64,413)	0.12
Matador Resources Co.	(16,900)	(247,923)	0.45
Ring Energy, Inc.	(40,950)	(88,452)	0.17
		(461,587)
Oil & Gas Refining & Marketing
Green Plains, Inc.	(25,650)	(319,855)	0.53
Marathon Petroleum Corp.	(1,900)	(103,550)	0.18
PBF Energy, Inc., Class A	(1,350)	(36,855)	0.07
Renewable Energy Group, Inc.	(26,350)	(692,478)	1.12
		(1,152,738)
Oil & Gas Storage & Transportation
Cheniere Energy, Inc.	(4,200)	(248,808)	0.44
NextDecade Corp.	(5,200)	(25,428)	0.05
ONEOK, Inc.	(1,300)	(97,331)	0.16
Targa Resources Corp.	(9,500)	(346,750)	0.62
		(718,317)
Packaged Foods & Meats
Hormel Foods Corp.	(1,100)	(51,986)	0.08
Landec Corp.	(3,400)	(38,080)	0.06
Sanderson Farms, Inc.	(2,700)	(371,763)	0.69
		(461,829)
Paper Products
Clearwater Paper Corp.	(14,150)	(399,030)	0.53
Pharmaceuticals
Aclaris Therapeutics, Inc.	(16,200)	(20,088)	0.05
Aerie Pharmaceuticals, Inc.	(9,450)	(193,536)	0.35
Eli Lilly and Co.	(2,200)	(307,208)	0.52
Johnson & Johnson	(1,600)	(238,192)	0.39
Nektar Therapeutics	(23,900)	(475,371)	0.86
Ocular Therapeutix, Inc.	(28,250)	(123,170)	0.22
Paratek Pharmaceuticals, Inc.	(17,900)	(60,144)	0.11
Pfizer, Inc.	(1,800)	(67,032)	0.12
Revance Therapeutics, Inc.	(4,750)	(106,258)	0.17
TherapeuticsMD, Inc.	(131,250)	(295,312)	0.59
Xeris Pharmaceuticals, Inc.	(16,850)	(107,334)	0.17
		(1,993,645)
Property & Casualty Insurance
Markel Corp.	(265)	(310,837)	0.52
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Property & Casualty Insurance—(continued)
Travelers Cos., Inc. (The)	(500)	$ (65,810)	0.12
United Insurance Holdings Corp.	(14,900)	(151,086)	0.27
		(527,733)
Real Estate Services
eXp World Holdings, Inc.	(16,500)	(182,160)	0.30
Realogy Holdings Corp.	(2,850)	(30,182)	0.05
		(212,342)
Regional Banks
Allegiance Bancshares, Inc.	(20,300)	(755,160)	1.24
Banc of California, Inc.	(21,550)	(343,938)	0.62
Bank First Corp.	(1,750)	(109,795)	0.19
Cambridge Bancorp	(350)	(25,263)	0.04
Equity Bancshares, Inc., Class A	(8,150)	(218,909)	0.37
Farmers & Merchants Bancorp, Inc.	(1,450)	(42,630)	0.07
First Bancshares, Inc. (The)	(2,150)	(74,003)	0.12
First Mid-Illinois Bancshares, Inc.	(1,150)	(37,663)	0.06
First Republic Bank	(3,750)	(415,800)	0.73
FVCBankcorp, Inc.	(3,750)	(59,813)	0.10
Heritage Financial Corp.	(7,450)	(192,061)	0.34
Howard Bancorp, Inc.	(4,700)	(79,383)	0.14
Live Oak Bancshares, Inc.	(27,750)	(485,070)	0.86
Mid Penn Bancorp, Inc.	(1,200)	(28,800)	0.06
Origin Bancorp, Inc.	(6,950)	(244,918)	0.42
Republic First Bancorp, Inc.	(42,750)	(136,372)	0.27
Spirit of Texas Bancshares, Inc.	(3,450)	(71,587)	0.13
Triumph Bancorp, Inc.	(20,550)	(801,039)	1.38
Union Bankshares, Inc.	(600)	(20,172)	0.04
Webster Financial Corp.	(5,100)	(228,786)	0.44
		(4,371,162)
Reinsurance
Greenlight Capital Re Ltd., Class A	(12,400)	(115,444)	0.21
Research & Consulting Services
InnerWorkings, Inc.	(8,450)	(35,068)	0.06
Residential REITs
UMH Properties, Inc.	(9,050)	(142,990)	0.25
Restaurants
Carrols Restaurant Group, Inc.	(66,900)	(303,726)	0.55
Domino’s Pizza, Inc.	(400)	(112,700)	0.19
McDonald’s Corp.	(400)	(85,588)	0.14
Noodles & Co.	(29,350)	(209,559)	0.35
	Shares	Value	Percentage of Reference Entities
Restaurants—(continued)
Papa John’s International, Inc.	(5,400)	$ (349,812)	0.59
Potbelly Corp.	(19,250)	(82,967)	0.13
Shake Shack, Inc., Class A	(1,200)	(80,940)	0.14
		(1,225,292)
Retail REITs
CBL & Associates Properties, Inc.	(116,400)	(97,776)	0.20
Macerich Co. (The)	(12,400)	(276,644)	0.53
Pennsylvania REIT	(104,200)	(410,548)	0.79
Taubman Centers, Inc.	(2,400)	(63,408)	0.12
Washington Prime Group, Inc.	(120,750)	(363,457)	0.75
		(1,211,833)
Semiconductor Equipment
AXT, Inc.	(26,850)	(104,715)	0.20
Enphase Energy, Inc.	(950)	(29,944)	0.05
PDF Solutions, Inc.	(21,000)	(330,960)	0.60
		(465,619)
Semiconductors
Adesto Technologies Corp.	(18,050)	(128,155)	0.25
Advanced Micro Devices, Inc.	(12,150)	(571,050)	1.04
Alpha & Omega Semiconductor Ltd.	(7,550)	(92,035)	0.17
Cree, Inc.	(8,450)	(392,840)	0.72
Everspin Technologies, Inc.	(13,150)	(62,857)	0.11
First Solar, Inc.	(12,250)	(607,355)	1.03
GSI Technology, Inc.	(4,000)	(32,440)	0.06
NVIDIA Corp.	(1,350)	(319,180)	0.56
Xilinx, Inc.	(2,650)	(223,872)	0.45
		(2,429,784)
Soft Drinks
Celsius Holdings, Inc.	(14,400)	(77,760)	0.14
National Beverage Corp.	(4,600)	(197,386)	0.35
		(275,146)
Specialized Consumer Services
WW International, Inc.	(1,650)	(54,417)	0.10
Specialized REITs
CoreSite Realty Corp.	(2,500)	(293,625)	0.49
Digital Realty Trust, Inc.	(1,600)	(196,784)	0.34
PotlatchDeltic Corp.	(3,150)	(135,450)	0.23
Uniti Group, Inc.	(40,850)	(258,580)	0.47
		(884,439)
Specialty Chemicals
Advanced Emissions Solutions, Inc.	(10,550)	(120,164)	0.19
Albemarle Corp.	(2,500)	(200,700)	0.34
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Specialty Chemicals—(continued)
Amyris, Inc.	(89,050)	$ (227,968)	0.42
Flotek Industries, Inc.	(35,350)	(60,095)	0.10
		(608,927)
Specialty Stores
Big 5 Sporting Goods Corp.	(14,100)	(52,593)	0.09
Five Below, Inc.	(2,550)	(288,711)	0.49
Ulta Beauty, Inc.	(380)	(101,806)	0.17
		(443,110)
Steel
Allegheny Technologies, Inc.	(1,950)	(33,637)	0.06
Haynes International, Inc.	(1,650)	(44,236)	0.08
Ramaco Resources, Inc.	(6,950)	(21,337)	0.04
United States Steel Corp.	(69,500)	(630,365)	1.12
Worthington Industries, Inc.	(1,800)	(66,204)	0.12
		(795,779)
Systems Software
Appian Corp.	(2,650)	(135,256)	0.22
FireEye, Inc.	(10,300)	(164,594)	0.28
	Shares	Value	Percentage of Reference Entities
Systems Software—(continued)
Palo Alto Networks, Inc.	(550)	$ (129,129)	0.22
		(428,979)
Technology Hardware, Storage & Peripherals
3D Systems Corp.	(11,800)	(128,502)	0.22
Intevac, Inc.	(4,550)	(27,300)	0.06
		(155,802)
Tobacco
Pyxus International, Inc.	(5,850)	(40,073)	0.09
Trading Companies & Distributors
EVI Industries, Inc.	(2,550)	(68,238)	0.10
SiteOne Landscape Supply, Inc.	(2,750)	(265,513)	0.43
		(333,751)
Trucking
Roadrunner Transportation Systems, Inc.	(5,900)	(58,823)	0.07
Total Equity Securities - Short		$ (57,088,130)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$56,886,592	$—	$—	$56,886,592
Money Market Funds	5,166,924	—	—	5,166,924
Total Investments in Securities	62,053,516	—	—	62,053,516
Other Investments - Assets*
Swap Agreements	—	3,177,032	—	3,177,032
Total Investments	$62,053,516	$3,177,032	$—	$65,230,548

*	Unrealized appreciation.
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco All Cap Market Neutral Fund